Ordinary Shares (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Jul. 31, 2014 shares	Jun. 30, 2014 $ / shares shares	Jun. 30, 2015 USD ($) $ / shares shares	Jun. 30, 2015 CNY (¥) shares	Jun. 30, 2014 CNY (¥)	Jun. 30, 2013 CNY (¥)	Jun. 12, 2014 shares
Class of Stock [Line Items]
Number of Class A ordinary share each Class B ordinary share can be converted into			1	1
Number of Class A ordinary shares each ADS represented			2	2
Par value of ordinary share | $ / shares		$ 0.01	$ 0.01
Net proceeds after deducting underwriter commissions			$ 10,009	¥ 62,054	¥ 0	¥ 0
Ordinary shares authorized		2,000,000,000	2,000,000,000
Ordinary shares, issued		99,882,260	124,882,170
Ordinary shares outstanding		99,882,260	124,882,170
Share Options [Member]
Class of Stock [Line Items]
Number of ordinary shares issued upon exercise of options			6,427,446	6,427,446
Weighted average exercise price of exercised options | $ / shares			$ 1.94
Total intrinsic value of options exercised | ¥				¥ 230,356	¥ 201,691	¥ 78,973
Ordinary Shares [Member]
Class of Stock [Line Items]
Number of shares redesignated into Class B ordinary shares		86,101,542
Redesignated ratio from outstanding preferred shares and ordinary shares redesignated into Class B ordinary shares		1:1
Class A ordinary shares [Member]
Class of Stock [Line Items]
Voting right each share entitled			one vote	one vote
Number of Class A ordinary shares each ADS represented			2	2
Par value of ordinary share | $ / shares		$ 0.01	$ 0.01
Number of Class A ordinary shares issued through concurrent private placement		2,222,222
Ordinary shares authorized		1,000,000,000	1,000,000,000
Ordinary shares, issued		13,442,222	39,955,627				13,442,222
Ordinary shares outstanding		13,442,222	39,955,627
Number of Class A ordinary shares issued to depositary and reserved to future grants			16,889,464	16,889,464
Class A ordinary shares [Member] | Share Options [Member]
Class of Stock [Line Items]
Number of Class A ordinary shares at the underwriters' exercise over-allotment options in full			1,683,000	1,683,000
Class B ordinary shares [Member]
Class of Stock [Line Items]
Voting right each share entitled			four votes	four votes
Par value of ordinary share | $ / shares		$ 0.01	$ 0.01
Ordinary shares authorized		100,000,000	100,000,000
Ordinary shares, issued		86,440,038	84,926,543
Ordinary shares outstanding		86,440,038	84,926,543
Series B Preferred shares [Member]
Class of Stock [Line Items]
Number of shares redesignated into Class B ordinary shares		257,166
Redesignated ratio from outstanding preferred shares and ordinary shares redesignated into Class B ordinary shares		1:1
Series C Preferred Shares [Member]
Class of Stock [Line Items]
Number of shares redesignated into Class B ordinary shares		81,330
Redesignated ratio from outstanding preferred shares and ordinary shares redesignated into Class B ordinary shares		1:1
ADS [Member]
Class of Stock [Line Items]
Number of ADSs issued through the IPO		5,610,000
Number of additional ADSs issued and sold	841,500
ADS [Member] | Share Options [Member]
Class of Stock [Line Items]
Exercise price of over-allotment option | $ / shares			$ 13.50
Net proceeds after deducting underwriter commissions			$ 10,009	¥ 63,054
Class designated as the Board may determine [Member]
Class of Stock [Line Items]
Weighted average exercise price of exercised options | $ / shares			$ 0.01
Ordinary shares authorized			900,000,000